NOTE 26 RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 26 RELATED PARTY TRANSACTIONS
Disclosure of information about key management personnel
	2020	2019	2018
	$	$	$
Salaries and benefits	341,601	734,655	1,063,748
Share-based payments	12,159	556,040	892,417
Directors fees	7,500	11,250	-
	361,260	1,301,945	1,956,165